Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Profit sharing and bonuses	$ 16,387	$ 20,085
Total	16,387	20,085
Non-current
Profit sharing and bonuses	8,026	8,831
Severance indemnity payments	27,814	28,233
Total	$ 35,840	$ 37,064